UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%
	Shares	Value

Belgium — 0.8%
Anheuser-Busch InBev ADR	8,780	$768,865

Canada — 1.2%
Canadian Pacific Railway	5,430	1,150,834

Denmark — 1.6%
Novo Nordisk ADR	31,400	1,480,196

France — 1.8%
LVMH Moet Hennessy Louis Vuitton ADR	25,225	1,778,111

Germany — 0.7%
Infineon Technologies ADR	31,600	717,952

Netherlands — 1.7%
ASML Holding, Cl G	8,695	1,634,834

Switzerland — 2.8%
Nestle ADR	17,973	1,495,354
Roche Holding ADR	41,580	1,254,053

		2,749,407

United States — 89.0%
Consumer Discretionary — 8.9%
Amazon.com *	850	1,702,550
Comcast, Cl A	57,406	2,032,747
McDonald’s	5,973	999,223
NIKE, Cl B	13,360	1,131,859
Twenty-First Century Fox, Cl A	23,680	1,097,094
Twenty-First Century Fox, Cl B	9,416	431,441
Walt Disney	9,562	1,118,180

		8,513,094

Consumer Staples — 13.8%
Altria Group	42,742	2,577,770
Coca-Cola	56,212	2,596,432
Constellation Brands, Cl A	2,200	474,364
Estee Lauder, Cl A	15,132	2,198,982
PepsiCo	15,220	1,701,596

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)
Consumer Staples — (continued)
Philip Morris International	45,064	$3,674,518

		13,223,662

Energy — 7.3%
Chevron	18,097	2,212,901
ConocoPhillips	14,624	1,131,898
Enterprise Products Partners (A)	30,080	864,198
Exxon Mobil	32,593	2,771,057

		6,980,054

Financials — 16.2%
American Express	17,785	1,893,925
Berkshire Hathaway, Cl B *	1,809	387,325
BlackRock, Cl A	4,660	2,196,398
Chubb	18,856	2,519,916
Intercontinental Exchange	14,800	1,108,372
JPMorgan Chase	29,359	3,312,869
S&P Global	7,033	1,374,178
State Street	22,915	1,919,818
Wells Fargo	16,505	867,503

		15,580,304

Health Care — 6.4%
Abbott Laboratories	28,515	2,091,860
AbbVie	22,563	2,134,009
Intuitive Surgical *	500	287,000
UnitedHealth Group	6,275	1,669,401

		6,182,270

Industrials — 5.1%
Union Pacific	10,703	1,742,770
United Technologies	14,446	2,019,695
Verisk Analytics, Cl A *	9,000	1,084,950

		4,847,415

Information Technology ^— 29.1%
Alphabet, Cl C *	3,325	3,968,288
Apple	29,144	6,578,967
Automatic Data Processing	4,050	610,173
Facebook, Cl A *	28,800	4,736,448
Microsoft	50,485	5,773,969
Texas Instruments	32,676	3,505,808

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — (continued)
Information Technology — (continued)
Visa, Cl A	17,775	$2,667,850

		27,841,503

Materials — 2.2%
Air Products & Chemicals	5,209	870,164
Praxair	7,858	1,263,016

		2,133,180

		85,301,482

TOTAL COMMON STOCK (Cost $44,054,189)		95,581,681

SHORT-TERM INVESTMENTS — 0.2% (B)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, 1.680%	55,010	55,010
SEI Daily Income Trust Government Fund, Cl F, 1.850%	145,505	145,505

TOTAL SHORT-TERM INVESTMENTS (Cost $200,515)		200,515

TOTAL INVESTMENTS— 99.8% (Cost $44,254,704)		$95,782,196

Percentages are based on Net Assets of $95,945,903.

*	Non-income producing security.
^	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered a Master Limited Partnership. At September 30, 2018, such securities amounted to $864,198, or 0.9% of Net Assets
(B)	Rate shown is the 7-day effective yield as of September 30, 2018.

ADR	— American Depositary Receipt
Cl	— Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended September 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2018, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2018
(Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SAR-QH-001-1000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 29, 2018